Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE, for which the Company is the ultimate the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and the subsidiaries of the VIE have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power: has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIEs that could potentially be significant to the VIEs.

Use of estimates
(c)	Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but not limited to expected total costs of command-and-control
revenue contracts, allowance for doubtful accounts, the determination of warranty cost, lower of cost and net realizable value of inventory, useful lives of long-lived assets, impairment of long-lived assets, valuation allowance for deferred tax assets, uncertain tax positions, fair value of share-based awards and fair value of financial instruments. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency
The functional currency of the Company, Ehfly, and EHANG Investment (HK) Limited (“EHang HK”) is the United States dollar (“US$”). The functional currency of EHang Holding GmbH (“EHang GmbH”), EHANG TECHNOLOGIES SPAIN & LATAM, S.L. (“EHang Spain”) and Ehang EUROPE SAS (“EHang France”) is the euro (“€”). The functional currency of the Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE is the Renminbi (“RMB”). The Group uses the RMB as its reporting currency. The determination of the respective functional currency is based on the criteria set out by ASC 830,
Foreign Currency Matters
.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
The financial statements of the Group’ entities of which the functional currency is not RMB use the periodic average exchange rates and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income (loss), a component of shareholders’ (deficit) equity.

Convenience translation
(e)	Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to R
MB6.3726
as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits and highly liquid investments placed with bank and other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
(g)	Restricted cash
As of December 31, 2020, restricted cash amounting to RMB2,333 mainly represents cash frozen by People’s Court of Tianhe District in Guangzhou city in request by a third-party plaintiff regarding a lawsuit against one of the Group’s subsidiaries. The parties to the lawsuit have reached a settlement in February 2021. The third party filed a petition with the court to withdraw the lawsuit and the judicial freeze on the Group’s cash had been released.
As of December 31, 2021, restricted cash amounting to RMB160 (US$25) mainly represents cash frozen by People’s Court of Nansha District in Guangzhou city in request by a third-party plaintiff regarding a lawsuit against one of the Group’s subsidiaries. The lawsuit has come to a sentence and the Company has fulfilled its obligation. The Company filed a request with the court to release the judicial freeze on the Group’s cash which had been released in January 2022.

Short-term investments
(h)	Short-term investments
All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. As of December 31, 2020 and 2021, the Group’s short-term investments comprised of debt instruments issued by international financial institutions (Note 4). The Group accounts for short-term investments in accordance with ASC 320 (“ASC 320”), Investments—Debt and Equity Securities. The Group classifies its short-term investments as
“held-to-maturity,”
“trading” or
“available-for-sale,”
whose classification determines the respective accounting methods stipulated by ASC 320. Debt investments that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity
and stated at amortized cost. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Unrealized holding gains and losses for trading securities are included in earnings. Debt investments not classified as trading or as held-to-maturity
are classified as
available-for-sale,
which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)". Dividend and interest income for all categories of short-term investments are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Accounts receivable and allowance for doubtful accounts
(i)	Accounts receivable and allowance for doubtful accounts
Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. Accounts receivable are written off after all collection effort has ceased.

Loans receivable and allowance for credit loss
(j)	Loans receivable and allowance for credit loss
The long-term loans receivable represents the loans to third parties (Note 9). Such amount is recorded at the principal net of allowance for credit loss, if any, and includes accrued interest receivable as of the balance sheet date. The Group reviews and monitors the credit worthiness of the third parties. An allowance for credit loss is recorded in the period in which a loss is determined to be probable and the amount of the loss can be reasonably estimated. No credit losses were incurred for the periods presented.

Cost and estimated earnings in excess of billings
(k)	Cost and estimated earnings in excess of billings
Design and construction of customized
command-and-control
center contracts generally extend over longer periods of time and revenue is recognized using the cost-to-cost
method. The Group’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are five milestones: 1) signing of the contract, 2) delivery and acceptance of hardware, 3) completion of software integration into hardware and the related testing, 4) delivery and acceptance of a completed command-and-control
center, and 5) expiration of the one-year warranty period. The amounts to be billed at each milestone are specified in the contract. The length of each interval between two continuous billings under a command-and-control
center contract varies depending on the duration of the contract and the last billing to be issued for the contract is scheduled at the end of a warranty period.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred income until the above revenue recognition criteria are met. The carrying value of the Group’s costs and estimated earnings in excess of billings, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Group recognizes an allowance for doubtful accounts on costs and estimated earnings in excess of billings when it is probable that it will not collect the amount and writes off any balances in the period when deemed uncollectible. The Group periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Group does not require collateral from its customers and does not charge interest for late payments by its customers.
As of December 31, 2020, cost and estimated earnings in excess of billings represent revenue in excess of billings on two completed command-and-control
centers. As of December 31, 2021, the decrease in Cost and estimated earnings in excess of billings was in accordance with the achievement of milestones in the pre-determined billing terms for command-and-control centers, corresponding RMB717 (US$113) was reclassified from Cost and estimated earnings in excess of billings to Accounts receivable in 2021.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Contracts costs incurred plus estimated earnings	28,797	—	—
Less: Progress billings	(28,080)	—	—

	717	—	—

Inventories
(l)	Inventories
Inventories are comprised of raw materials, work in progress and finished goods. The Group’s raw materials consist of accessories and hardware parts used to produce autonomous aerial vehicles and hardware for building the command-and-control
centers. Work in progress primarily consist of autonomous aerial vehicles and hardware parts in production which will be transferred into production cost when incurred. Finished goods consist of autonomous aerial vehicles. Cost is determined using the weighted average method and includes all costs to acquire and other costs to bring the inventories to their present location and condition. Inventories are stated at the lower of cost or net realizable value. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, to record the decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value. Inventory write-downs of RMB840, RMB1,344 and RMB2,640 (US$414) were recognized in cost of revenues for the years ended December 31, 2019, 2020 and 2021.

Property and equipment, net
(m)	Property and equipment, net
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss. The loss on the disposal of property and equipment amounting to
RMB28, RMB456 and RMB820 (US$129) were recognized in other expenses for the years ended December 31, 2019, 2020 and 2021, respectively.
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction-in-progress.
Construction-in-progress
is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Intangible assets, net
(n)	Intangible assets, net
Intangible assets consist of software, patents and trademarks. Intangible assets with finite lives, including software, patents and trademarks are carried at acquisition cost less accumulated amortization and impairment, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise.
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3-5 years
Patents and trademarks	5 years
The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
There are no intangible assets with indefinite lives for the year ended December 31, 2019, 2020 and 2021.

Impairment of long-lived assets other than goodwill
(o)	Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the long-lived assets or asset group, when the market prices are not readily available. Nil, nil and RMB1,627 (US$255) impairment of long-lived assets was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

Long-term investments
(p)	Long-term investments
The Group’s long-term investments consist of an equity investment without readily determinable fair value and an equity investment accounted for using the equity method.
Equity Investments without Readily Determinable Fair Values
According to ASC 321, the Group elected to use the measurement alternative to measure the investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group’s management regularly evaluates the impairment of its investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.
Equity Investments Accounted for Using the Equity Method
Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC
323-10,
Investments-Equity Method and Joint Ventures: Overall
(“ASC
323-10”).
Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as goodwill included in long-term investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC
323-10.
An impairment loss on equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment was charged in any of the presented periods.

Fair value measurements of financial instruments
(q)	Fair value measurements of financial instruments
The Group applies ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters.
The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investments, long-term loans receivable, accounts receivable and payable, bank loans, accrued expenses and other liabilities and mandatorily redeemable non-controlling interests. The carrying values of these financial instruments, except for long-term loans and mandatorily redeemable non-controlling interests, are approximated to their fair values due to their short-term maturities.
Financial assets that are measured at fair value on a recurring basis consist of short-term investments. Short-term investments, which are comprised of include a debt investment issued by a private equity fund outside the PRC, are classified within Level II of the fair value hierarchy because the quoted market price of underlying asset is not fully observable.

Revenue recognition
( r )	Revenue recognition
The Group’s revenues are primarily derived from the sale of Autonomous Aerial Vehicles (“AAVs”) and related commercial solutions, mainly including air mobility solutions, smart city management solutions, and aerial media solutions.
Effective January 1, 2019, the Group adopted ASU
2014-09,
revenue from contracts with Customers (Topic 606)
(“ASU
2014-19”),
using the modified retrospective method applying to those contracts not yet completed as of January 1, 2019.
The Group enters into legally enforceable and binding agreements with its customers with fixed terms and conditions, including pricing. The Group recognizes revenue at the amount to which it expects to be entitled when control of the products or services are transferred to its customers. Revenues are presented net of taxes collected on behalf of the government.
The Group generally does not separately bill its customers for shipping and handling fees and charges. The Group elects to record the costs incurred for shipping and handling in “sales and marketing expenses” in its consolidated statements of comprehensive loss. The shipping and handling costs for the years ended December 31, 2019, 2020 and 2021 were RMB1,306, RMB1,409 and RMB1,067 (US$167), respectively.
Practical Expedients
The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group contracts have a duration of one year or less.
Air mobility solutions
Revenues from air mobility solutions are primarily product revenues from the sales of passenger-grade AAVs based on firm customer orders with fixed terms and conditions, including pricing, net of discounts, if any. The performance obligation under the contract is the delivery of passenger- grade AAVs, which is satisfied at a point in time, in general upon the Group’s receipt of acknowledgement receipts from customers or under some circumstances upon the products have been shipped to the contractually agreed location when the products are sold to customers outside PRC. The Group only provides the right of return for defective goods in connection with its warranty policy which is accounted for as an assurance-type warranty (Note 11).
The Group also sells software components of the passenger-grade AAVs. As the hardware and software components are highly interdependent, the entire bundle of promised goods is considered one performance obligation within the context of the contract. The single performance obligation is satisfied at a point in time, which is upon customer acceptance of the products.
Smart city management solutions
The Group enters into contracts with its customers for designing, building and delivering customized integrated command-and-control
centers. The duration of the contracts depends on the contract size and ranges from three months to one year, excluding the duration of warranty accounted for as an assurance-type warranty (Note 11), which ranges from one year to three years. The Group provides a significant service of integrating goods and services including the project design, hardware and software promised in the contract into a combined output; therefore, the goods and services in the contracts are not distinct from each other and the Group determines there is one performance obligation, which is the delivery of the customized integrated command-and-control
center. The performance obligation is satisfied, and control is transferred to the customer over time because there is no alternative use for the highly customized and integrated command-control-center and the Group has an enforceable right to payment for performance completed to date. The Group has determined the cost-to-cost
method best depicts the measure of progress towards fulfilling the performance obligation. Under this method, revenue is recognized based on the estimated extent of progress, which is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for designing, building and delivering a customized integrated command-and-control
center. Revisions in the estimated total costs of
command-and-control
center contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.
The Group reviews and updates the estimated total costs of
command-and-control
center contracts periodically. The Group accounts for revisions to contract revenue and estimated total costs of command-and-control
center contracts, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when they have been awarded by customers.
Contract modifications, defined as changes in the scope or price (or both) of a contract that are approved by the parties to the contract, such as a contract amendment, exist when the parties to a contract approve a modification that either creates new or changes existing enforceable rights and obligations of the parties to the contract. Contract modifications, if any, will be accounting for as one of the following: (i) a separate contract; (ii) a termination of the existing contract and a creation of a new contract; or (iii) a combination of the preceding treatments. A contract modification is accounted for as a separate contract if the scope of the contract increases because of the addition of promised goods or services that are distinct and the price of the contract increases by an amount of consideration that reflects the Group’s standalone selling prices of the additional promised goods or services. When a contract modification is not considered a separate contract and the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification, the Group accounts for the contract modification as a termination of the existing contract and a creation of a new contract. When a contract modification is not considered a separate contract and the remaining goods or services are not distinct, the Group accounts for the contract modification as an add-on
to the existing contract and as an adjustment to revenue on a cumulative catch-up
basis.
Aerial media solutions
The Group generates revenue by providing aerial media performance services and related products. Aerial media performance services allow multiple smart control-based drones to demonstrate and transform their formation to display diversified messages and images in specific airspace, that is tailor made based on different branding or advertising requirements. The Group uses self-produced drones and customizes the fleet formation performances based on customer’s needs and availability of airspace approval in the area. The performance is usually completed within a day and revenue is recognized when the service is delivered.
The Group also sells hardware and software components of the aerial media performance drones. As the hardware and software components are highly interdependent, the entire bundle of promised goods is considered one performance obligation within the context of the contract. The single performance obligation is satisfied at a point in time, which is upon customer acceptance of the products.
Others
The Group generates other revenues mainly from stand-alone sales of consumer drones and their components and spare parts. Revenues are recognized when the consumer drones are shipped and the control of the drones are transferred to the customers. The Group started to phase out the consumer drone business in late 2016.

Cost of revenue
(s)	Cost of revenue
Cost of revenue consists primarily of autonomous aerial vehicle material and manufacturing costs, construction costs of smart city management solutions, product warranty costs, provision for inventories, payroll, rental fees, depreciation and related costs of operations.

Product warranty liability
(t)	Product warranty liability
The Group offers standard warranties to replace or repair defects on certain hardware parts of its passenger-grade AAVs for a period of six months to three years. The Group does not provide warranties to guarantee that the AAVs will perform as expected or in accordance with published specifications or provide expected benefits. The Group also provides a standard warranty for hardware and software for the command-and-control
centers for a period ranging from one year to three years. The Group accrues for the estimated costs to repair or replace defective hardware parts and costs to assure software effectiveness as costs of revenues when revenue is recognized. The Group estimates its warranty costs by considering its historical experience of having to replace or repair hardware parts and for software de-bugging
and the historical costs incurred have been insignificant to date. The estimates of warranties are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The Group reassesses whether warranty accruals are adequate based on actual experience as it becomes available and adjusts its estimates on a prospective basis.
Product warranty accrual is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets (Note 11).

Advertising expenditures
( u )	Advertising expenditures
Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB3,422, RMB1,965 and RMB2,114 (US$332) for the years ended December 31, 2019, 2020 and 2021, respectively.

General and administrative expenses
(v)	General and administrative expenses
General and administrative expenses consist primarily of employee benefits, legal and other professional services fees, long-lived assets impairment, payroll and other general corporate related expenses.

Research and development expenses
( w )	Research and development expenses
Research and development expenses include materials and supplies, payroll, employee benefits, and other operating expenses such as rent, depreciation and other related expenses.
The Group capitalizes costs to develop or obtain
internal-use
software and costs of significant upgrades and enhancements resulting in additional functionality of internal-use
software in accordance with ASC
350-40
(“ASC
350-40”),
Internal-Use
Software. Costs incurred for internally developed
internal-use
software used for a particular research and development project are expensed as incurred, regardless of whether the software has alternative future uses. Costs incurred for maintenance, training, and minor modifications or enhancements are also expensed as incurred. Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the applicable software. Capitalized software development costs have not been material for the periods presented.
The Group also incurs cost to develop software embedded in its products. The software components cannot function or be sold separately from the AAV as a whole. The Group accounts for costs incurred in the development of software embedded in its products in accordance with ASC
985-20
(“ASC
985-20”),
Costs of Software to be Sold, Leased, or Marketed. Such software development costs consist primarily of salaries and related payroll costs and are capitalized once technological feasibility is established, which is when a completed detail program design or in the absence of a completed detail program design, a working model of the product is available. As a result, capitalized software development costs were immaterial for the years ended December 31, 2019, 2020 and 2021.

Leases
( x )	Leases
Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group did not enter into any capital leases as a lessor or lessee for any of the periods presented.
Leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases certain offices, production facilities and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Government subsidies
( y )	Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of operating nature with no further conditions to be met are recorded in “other operating income” when received. The government subsidies with certain operating conditions are recorded as “deferred government subsidies” on the consolidated balance sheets when received and are recorded as operating income when the conditions are met.

Income taxes
( z )	Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (‘‘ASC 740’’), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

Share-based compensation
( aa )	Share-based compensation
The Group applies ASC 718 (‘‘ASC 718’’), Compensation—Stock Compensation to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards granted to employees were classified as equity awards.
The Group has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. Prior to the completion of the IPO, with the assistance of an independent third-party valuation firm, the group determined the grant date fair value of the awards granted to employees. Subsequent to the completion of the IPO, share-based awards granted were measured based on the fair value of ordinary share as of grant date. The Group accounts for forfeitures as they occur.
A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Group measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Employee benefit expenses
( ab )	Employee benefit expenses
Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, maternity insurance and employment injury insurance are provided to employees. Chinese labor regulations require that PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions.
The total expenses the Group incurred for the plan were RMB8,637, RMB4,022 and RMB10,262 (US$1,610) for the years ended December 31, 2019, 2020 and 2021, respectively.

Statutory reserve	(ac) Statutory reserve The Group’s PRC entities are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as WFOEs have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion. In addition, in accordance with the Company Laws of the PRC, the Group’s entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting of losses or increasing capital of the respective company. The staff bonus and welfare fund are a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation. For the year ended December 31, 2019, 2020 and 2021, appropriations to general reserve fund and statutory surplus fund amounted to RMB550, nil and RMB156 (US$24), respectively.
Comprehensive income (loss)
(ad)	Comprehensive income (loss)
Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) includes net loss, foreign currency translation adjustments and unrealized and realized gains on available-for-sale
debt securities and is presented in the consolidated statements of comprehensive loss.

Dividends
(ae)	Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019, 2020 and 2021, respectively.
Loss per share
(af)	Loss per share
In accordance with ASC 260 (“ASC 260”), Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares, and other participating securities based on their participating rights. The Company’s Preferred Shares (Note 18) are participating securities prior to their automatic conversion to ordinary shares upon the Company’s IPO. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.
For the periods before the Company’s IPO on December 12, 2019 and the automatic conversion of the redeemable convertible preferred shares (Note 18) into ordinary shares, the computation of basic loss per share using the two-class
method was not applicable as the Group was in a net loss position and the redeemable convertible preferred shares, being participating securities, did not have contractual rights and obligations to share in the losses of the Group. For the years ended December 31, 2020 and 2021, the two-class
method is applicable because the Group has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 19). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.
Ordinary equivalent shares consist of shares issuable upon the conversion of the redeemable convertible preferred shares using the if-converted method, unvested restricted shares units, and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are excluded from the computation of diluted loss per share for all periods presented as their effects would be anti-dilutive.

Modification of redeemable convertible preferred shares
(ag)	Modification of redeemable convertible preferred shares
The Group assesses whether an amendment to the terms of its Redeemable Convertible Preferred Shares is an extinguishment or a modification using the fair value model. If the fair value of the redeemable convertible preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the redeemable convertible preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When redeemable convertible preferred shares are extinguished, the difference between the fair value of the consideration transferred to the redeemable convertible preferred shareholders and the carrying amount of the redeemable convertible preferred shares (net of issuance costs) is treated as a deemed dividend to the redeemable convertible preferred shareholders. When redeemable convertible preferred shares are modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

Segment reporting
(a h )	Segment reporting
In accordance with ASC 280 (“ASC 280”), Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Chief Executive Officer as the CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group’s long-lived assets are substantially all located in the PRC.
The following table presents revenue by customer incorporation location for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the year ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	US$	%
PRC	109,760	90%	164,153	91%	49,683	7,796	87%
East Asia	—	—	4,550	3%	4,404	691	8%
Europe	5,035	4%	2,388	1%	2,199	345	4%
Other	7,019	6%	9,002	5%	521	82	1%

Total net revenues	121,814	100%	180,093	100%	56,807	8,914	100%

Development and purchase cooperative arrangement
(a i )	Development and purchase cooperative arrangement
In April 2016, the Group entered into a development and purchase cooperative
arrangement with a U.S. biotechnology company (“Biotech Customer”) to design, develop, test-run
and manufacture an organ transport
e-helicopter
system, which includes an operational interface with air traffic control, associated customized passenger-grade AAVs and recharging infrastructure. The Biotech Customer is responsible for obtaining the approvals of the Federal Aviation Administration (“FAA”) and the Food and Drug Administration (“FDA”) relating to the import and operations of the AAV products. Upon the Group’s achievement of agreed-upon milestones in the agreement, Biotech Customer will make investments of US$14,000 and payments totaling US$36,000. The agreement may be terminated at Biotech Customer’s discretion upon written notice. In February 2019, although the first milestone was not yet achieved, the Group and the Biotech Customer entered into an amendment whereby the Biotech Customer made the initial investment of US$7,000 (RMB 48,733 equivalent) to subscribe for 1,189,397 Series C redeemable convertible preferred shares of the Company (Note 18) in full satisfaction of its obligation to invest in the Group following the successful attainment of the first milestone, and all other terms and conditions of the agreement remain unchanged. As of December 31, 2021, none of the milestones have been achieved and the agreement, as amend, remains in effect.
As part of the same arrangement, the Group may sell 1,000 units of customized AAVs with the organ transport
e-helicopter
system conforming to the functional specifications by the Biotech Customer for according to a
15-year
delivery schedule subject to subsequent purchase amendments. Purchase orders are conditional on the Group achieving a number of performance milestones and the Biotech Customer obtaining required approvals from the FAA and FDA for the internal testing of the AAVs. In December 2018, two amendment contracts were signed to specify the sale of five units of passenger-grade AAVs by the Group to the Biotech Customer for the latter’s testing and training purposes in partial satisfaction of the original agreement.
For
the years ended December 31, 2019, 2020 and 2021, two, three and zero units of the AAVs were delivered, respectively. Because the Biotech Customer purchased these AAVs as a customer, the Group accounted for the sales of individual AAVs as separate units of account for which revenue from air mobility solutions of RMB3,460, RMB5,137 and nil
were recorded for the years ended December 31, 2019, 2020 and 2021, respectively under ASC 606 following the revenue recognition policy noted above.

Recent accounting pronouncements
(a j )	Recent accounting pronouncements
The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition period. However, this election will not apply should the Group cease to meet the definition of an EGC.
In February 2016, the FASB issued ASU
2016-02
(“ASU
2016-02”),
Leases
, which specifies the accounting for leases. For operating leases, ASU
2016-02
requires a lessee to recognize a
right-of-use
asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. Per ASU
2019-10
(“ASU
2019-10”),
Financial Instruments-Credit losses (Topic 326), Derivatives, and Hedging (Topic 815), and Leases (Topic 842) – effective dates,
ASU
2016-02
is effective for the Group for annual reporting periods beginning January 1, 2021 and interim periods beginning January 1, 2022. In June 2020, the FASB issued ASU
2020-05
(“ASU
2020-05”),
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842), to defer the effective date of ASU
2016-02
for the Group annual reporting periods beginning January 1, 2022, and interim periods within beginning January 1, 2023. Early application continues to be permitted.
The Group will adopt the new standard using the modified retrospective transition method and will not restate comparative periods. The Group will select optional transition method (from ASU
2018-11,
Leases Targeted Improvements
) for fiscal years and interim periods within 2022. As permitted under the transition guidance, the Group will adopt the following practical expedients: (1) not to reassess whether an expired or non-lease contract that commenced before January 1, 2022 contained an embedded lease, (2) not to reassess the classification of the leases and remaining lease terms, (3) not to present short-term leases with term of 12 months or less at the commencement date of the lease. Based on the portfolio of leases as of December 31, 2021, a right-of-use asset of approximately RMB24,670 and a lease liability of approximately RMB24,661 will be recognized on the Group’s consolidated balance sheet upon its adoption date of January 1, 2022, primarily relating to the rental of office and production facilities. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.
In June 2016, the FASB issued ASU
2016-13
(“ASU
2016-13”),
Financial Instruments — Credit Losses
(Topic 326), Measurement of Credit Losses on Financial Instruments. ASU
2016-13
changes the impairment model for most financial assets and certain other instruments. The standard will replace the “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale
debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. Per ASU
2019-10,
ASU
2016-13
is effective for the Group for annual reporting periods beginning January 1, 2023, and interim periods within that year. Early adoption is permitted. In February 2020, the FASB issued ASU
2020-02,
Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842) —Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.
 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No.
 2016-02,
Leases (Topic 842).
For Credit Losses (Topic 326), it added the accounting for loan losses by registrants engaged in lending activities subject to FASB ASC Topic 326. This staff interpretation applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. The Group does not plan to early adopt ASU
2016-13
and is evaluating the effect that this guidance will have on its consolidated financial statements.
In
December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, Debt— Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The ASU is currently not expected have a material impact on the Group’s consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The ASU is currently not expected have a material impact on the Group’s consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606,
Revenue from Contracts with Customers
. The new guidance is effective for public business entities 1 for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group does not plan to early adopt ASU 2021-08 and the ASU is currently not expected have a material impact on the Group’s consolidated financial statements.
In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by, analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on, the balance sheets and statements operations that are affected and the amounts to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the dated initial application. The ASU is currently not expected have a material impact on the Group’s consolidated financial statements.